NEXPOINT STRATEGIC OPPORTUNITIES FUND
(formerly, Highland Credit Strategies Fund)

AMENDED AND RESTATED BY-LAWS
Dated as of June 19, 2020


TABLE OF CONTENTS







Page

DEFINITIONS


1





ARTICLE I Shareholder Meetings


1

1.1 Chairman


1

1.2 Proxies; Voting


1

1.3 Fixing Record Dates


1

1.4 Inspectors of Election


1

1.5 Records at Shareholder Meetings


1

1.6 Business to be Conducted at
Shareholder Meetings


2

1.7 Advance Notice of Shareholder
Business


2

1.8 Nomination of Trustees


4

1.9 Adjournments


8






ARTICLE II Trustees


9

2.1 Annual and Regular Meetings


9

2.2 Chairman; Records


9






ARTICLE III Officers


9

3.1 Officers of the Trust


9

3.2 Election and Tenure


9

3.3 Removal of Officers


9

3.4 Bonds and Surety


9

3.5 President and Vice Presidents


9

3.6 Secretary


10

3.7 Treasurer


10

3.8 Other Officers and Duties


10






ARTICLE IV Miscellaneous


10

4.1 Depositories


10

4.2 Signatures


10

4.3 Seal


10






ARTICLE V Stock Transfers


10

5.1 Transfer Agents, Registrars and
the Like


10

5.2 Transfer of Shares


10

5.3 Registered Shareholders


11






ARTICLE VI Amendment of Amended and
Restated By-Laws


11

6.1 Amendment and Repeal of Amended
and Restated By-Laws


11





NEXPOINT STRATEGIC OPPORTUNITIES FUND
AMENDED AND RESTATED BY-LAWS

       These Amended and Restated By-Laws (By-Laws) are made and adopted pursuant to Section 3.9 of the Agreement and Declaration of Trust establishing NexPoint Strategic Opportunities Fund dated as of the date hereof, as from time to time amended (hereinafter called the Declaration). All words and terms capitalized in these By-Laws and not otherwise defined below shall have the meaning or meanings set forth for such words or terms in the Declaration.

Definitions
Proposed Nominee shall have the meaning set forth in Section 1.8 of these By-
Laws
Proposed Nominee Associated Person of any Proposed Nominee shall mean (A) any Person acting in concert with such Proposed Nominee, (B) any direct or indirect beneficial owner of Shares owned of record or beneficially by such Proposed Nominee or Person acting in concert with the Proposed Nominee and
(C) any Person controlling, controlled by or under common control with such Proposed Nominee or a Proposed Nominee Associated Person.
Shareholder Associated Person of any beneficial or record Shareholder shall mean (A) any Person acting in concert with such Shareholder, (B) any direct or indirect beneficial owner of Shares owned of record or beneficially by such Shareholder or any Person acting in concert with such Shareholder, (C) any Person controlling, controlled by or under common control with such Shareholder or a Shareholder Associated Person and (D) any member of the immediate family of such Shareholder or Shareholder Associated Person.

ARTICLE I
Shareholder Meetings

       1.1 Chairman. The Chairman, if any, shall act as chairman at all meetings of the Shareholders; in the Chairmans absence, the Trustee or Trustees present at each meeting may elect a temporary chairman for the meeting, who may be one of themselves.

       1.2 Proxies; Voting. Shareholders may vote either in person or by duly executed proxy and each full share represented at the meeting shall have one vote, all as provided in Article 10 of the Declaration.

       1.3 Fixing Record Dates. For the purpose of determining the Shareholders who are entitled to notice of or to vote or act at any meeting, including any adjournment thereof, or who are entitled to participate in any dividends, or for any other proper purpose, the Trustees may from time to time, without closing the transfer books, fix a record date in the manner provided in Section 10.3 of the Declaration. If the Trustees do not prior to any meeting of Shareholders so fix a record date or close the transfer books, then the date of mailing notice of the meeting or the date upon which the dividend resolution is adopted, as the case may be, shall be the record date.

       1.4 Inspectors of Election. In advance of any meeting of Shareholders, the Trustees may appoint Inspectors of Election to act at the meeting or any adjournment thereof. If Inspectors of Election are not so appointed, the Chairman, if any, of any meeting of Shareholders may, and on the request of any Shareholder or Shareholder proxy shall, appoint Inspectors of Election of the meeting. The number of Inspectors of Election shall be either one or three. If appointed at the meeting on the request of one or more Shareholders or proxies, a majority of Shares present shall determine whether one or three Inspectors of Election are to be appointed, but failure to allow such determination by the Shareholders shall not affect the validity of the appointment of Inspectors of Election. In case any person appointed as Inspector of Election fails to appear or fails or refuses to act, the vacancy may be filled by appointment made by the Trustees in advance of the convening of the meeting or at the meeting by the person acting as chairman. The Inspectors of Election shall determine the number of Shares outstanding, the Shares represented at the meeting, the existence of a quorum, the authenticity, validity and effect of proxies, shall receive votes, ballots or consents, shall hear and determine all challenges and questions in any way arising in connection with the right to vote, shall count and tabulate all votes or consents, determine the results, and do such other acts as may be proper to conduct the election or vote with fairness to all Shareholders. If there are three Inspectors of Election, the decision, act or certificate of a majority is effective in all respects as the decision, act or certificate of all. On request of the Chairman, if any, of the meeting, or of any Shareholder or Shareholder proxy, the Inspectors of Election shall make a report in writing of any challenge or question or matter determined by them and shall execute a certificate of any facts found by them.

       1.5 Records at Shareholder Meetings. At each meeting of the Shareholders, there shall be made available for inspection at a convenient time and place during normal business hours, if requested by Shareholders, the minutes of the last previous Annual or Special Meeting of Shareholders of the Trust and a list of the Shareholders of the Trust, as of the record date of the meeting or the date of closing of transfer books, as the case may be. Such list of Shareholders shall contain the name and the address of each Shareholder in alphabetical order and the number of Shares owned by such Shareholder. Shareholders shall have such other rights and procedures of inspection of the books and records of the Trust as are granted to shareholders of a Delaware business corporation.

       1.6 Business to be Conducted at Shareholder Meetings.
(a) With respect to an annual meeting of Shareholders held pursuant to
Section 10.1 of the Declaration, the notice of annual meeting provided to Shareholders under Section 10.3 of the Declaration shall state the purpose or purposes for which such meeting is to be held and shall include a statement that such purposes include: The transaction of such other proper business as may properly come before the annual meeting.
(b) With respect to a special meeting of Shareholders called by a majority of the Trustees, the President or Shareholders pursuant to Section 10.1 of the Declaration, the notice of special meeting provided to Shareholders under
Section 10.3 of the Declaration shall state the purpose or purposes for which such meeting is to be held and shall not provide for the transaction of any business other than the particular purpose specified in the notice of the special meeting. Only the business stated in the notice of a special meeting may be conducted at such special meeting.
1.7 Advance Notice of Shareholder Business.
(a) In order for business to be properly brought before the annual meeting by any Shareholder of record of the Trust, such Shareholder must:
(i) be a Shareholder of record on the date such Shareholder gives the notice provided for in this Section 1.7 and on the record date for the determination of Shareholders entitled to notice of and to vote at such annual meeting;
(ii) have held beneficially and at risk (within the meaning of Section 1.7(d)(ii)(B)(5)), continuously through the period between the dates referred to in Section 1.7(a)(i) above and for at least one year prior to the date such Shareholder gives the notice provided for in this
Section 1.7, at least $5,000 in market value of the Trusts Shares;
(iii) provide proof sufficient to the Trustees that the Shareholder making a proposal under this Section 1.7 has met the requirements stated in Section 1.7(a)(ii) above; and
(iv) comply with the notice procedures set forth in this Section 1.7.
(b) In addition to any other applicable requirements, for business to be properly brought before an annual meeting by a Shareholder, (i) the proposal must relate to a matter on which Shareholders are entitled to vote under the Declaration and (ii) the Shareholder of record making such proposal must have given timely notice thereof in proper written form to the Secretary of the Trust.
(c) To be timely, a record Shareholders notice to the Secretary must be delivered to or be mailed and received at the principal executive offices of the Trust not less than one hundred and twenty (120) days nor more than one hundred and fifty (150) days prior to the anniversary date of the immediately preceding annual meeting of Shareholders; provided, however, that in the event that the annual meeting is called for a date that is not within twenty-five (25) days before or after such anniversary date, notice by the Shareholder of record in order to be timely must be so received not later than the close of business on the tenth (10th) day following the day on which such notice of the date of the annual meeting was mailed or such public disclosure of the date of the annual meeting was made, whichever first occurs. In no event shall the adjournment or postponement of an annual meeting, or the public announcement of such an adjournment or postponement, commence a new time period (or extend any time period) for the giving of a record Shareholders notice as described above.
(d) To be in proper written form, a record Shareholders notice to the Secretary must set forth the following information:
(i) as to each matter such Shareholder of record proposes to bring before the annual meeting, a brief description of the business desired to be brought before the annual meeting and the reasons for conducting such business at the annual meeting, and
(ii) as to the record Shareholder giving notice and the beneficial owner, if any, on whose behalf the proposal is being made,
(A)    the name and address of such person and of any Shareholder
Associated Person;
(B) 	(1) the class or series and number of all Shares which are
owned beneficially or of record by such person and any Shareholder Associated Person;
(2) the name of each nominee holder of Shares owned beneficially but not of record by such person or any Shareholder Associated Person, and the number of such Shares held by each such nominee holder,
(3) whether and the extent to which any derivative instrument, swap, option, warrant, short interest, hedge or profit interest or other transaction has been entered into by or on behalf of such person, or any Shareholder
Associated Person, with respect to Shares,
(4) whether and the extent to which any other transaction, agreement, arrangement or understanding (including any short position or any borrowing or lending of Shares) has been made by or on behalf of such person, or any Shareholder Associated Person, the effect or intent of any of the foregoing being to mitigate loss to, or to manage risk or benefit of share price changes for, such person, or any Shareholder Associated Person, or to increase or decrease the voting power or pecuniary or economic interest of such person, or any Shareholder Associated Person, with respect to Shares;
(5) Shares corresponding to any derivative instrument, swap, option, short interest, hedge, profit interest, transaction agreement, arrangement or understanding
(including any pledging or lending of shares) made or entered into by or on behalf of a person the effect or intent of which was or is to mitigate loss to or manage risk of beneficial share price or value changes, shall not be considered to be held at risk;
(C) a description of all agreements, arrangements, or understandings (whether written or oral) between or among such person, or any Shareholder Associated Person, and any other
Person or Persons (including their names) in connection with the proposal of such business and any material interest of such person or any Shareholder Associated Person, in such business, including any anticipated benefit therefrom to such person, or any Shareholder Associated Person;
(D) a representation that the Shareholder of record giving notice intends(1) to continue to hold the requisite Shares beneficially and at risk (within the meaning of Section
1.7(d)(ii)(B)(5)) through the date of the annual meeting and (2) to appear in person or by proxy at the annual meeting to bring such business before the meeting; and
(E)    information relating to such person or any Shareholder
Associated Person that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies by such person with respect to the proposed business to be brought by such person before the annual meeting pursuant to Section 14 of the Exchange Act.
(e) A Shareholder of record providing notice of business proposed to be brought before an annual meeting shall further update and supplement such notice, if necessary, so that the information provided or required to be provided in such notice pursuant to this Section 1.7 shall be true and correct as of the record date for determining the Shareholders entitled to receive notice of the annual meeting and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Trust not later than five business days after the record date for determining the Shareholders entitled to receive notice of the annual meeting.
(f) A Shareholder of record providing notice of business proposed to be brought before an annual meeting shall provide any additional information as may be requested by the Trustees for the purposes of verifying that the requirements of this Section 1.7 have been met.
(g) No business (other than nominations for election to the Board of Trustees, which must comply with the provisions of Section 1.8) sought by Shareholders to be brought before an annual meeting of Shareholders shall be conducted at the annual meeting of Shareholders except business brought before the annual meeting in accordance with the procedures set forth in this
Section 1.7. If the Chairman of an annual meeting determines that business was not properly brought before the annual meeting in accordance with the foregoing procedures, the Chairman shall declare to the meeting that the business was not properly brought before the meeting and such business shall not be transacted.
(h) Nothing contained in this Section 1.7 shall be deemed to affect any rights of Shareholders to request inclusion of proposals in the Trusts proxy statement pursuant to Rule 14a-8 under the Exchange Act (or any successor provision of law).

	1.8 Nomination of Trustees.
(a) Only persons who are nominated in accordance with the following procedures shall be eligible for election as Trustees of the Trust. Nominations of persons for election to the Board of Trustees may be made only at any annual meeting of Shareholders, or at any special meeting in lieu of the annual meeting of Shareholders:
(i) by or at the direction of the Board of Trustees (or any duly authorized committee thereof), or
       (ii) by any Shareholder of record, or group of Shareholders of record, of the Trust:
(A) who is a Shareholder or are Shareholders of record on
the date such Shareholder(s) give the notice provided for
in this Section 1.8 and on the record date for the
determination of Shareholders entitled to notice of and to
vote at such annual meeting or special meeting in lieu of
an annual meeting
(B) who has held beneficially and at risk (within the
meaning of Section 1.7(d)(ii)(B)(5)), continuously through
the period between the dates referred to in Section
1.8(a)(ii)(A) above and for at least one year prior to the
date such Shareholder gives the notice provided for in this
Section 1.8, at least $5,000 in market value of the Trusts
Shares;
(C) who has provided proof sufficient to the Trustees that
the Shareholder making a proposal under this Section 1.8
has met the requirements stated in Section 1.8(a)(ii)(A)
above; and
(D) who complies with the notice procedures set forth in
this Section 1.8.
(b) In addition to any other applicable requirements, for a nomination to be made by a Shareholder of record, or group of Shareholders of record, such Shareholder must have given timely notice thereof in proper written form to the Secretary of the Trust.
(c) To be timely, a record Shareholders notice to the Secretary must be delivered to or be mailed and received at the principal executive offices of the Trust:
(i) in the case of an annual meeting, not less than one hundred and twenty (120) days nor more than one hundred and fifty (150)
days prior to the anniversary date of the immediately preceding annual meeting of Shareholders; provided, however, that in the event that the annual meeting is called for a date that is not within twenty-five (25) days before or after such anniversary date, notice by the Shareholder of record in order to be timely must be so received not later than the close of business on the tenth (10th) day following the day on which such notice of the date of the annual meeting was mailed or such public disclosure of the date of the annual meeting was made, whichever first
occurs;
(ii) in the case of a special meeting of Shareholders in lieu of an annual meeting, not later than the close of business on the tenth (10th) day following the day on which notice of the date of the special meeting was mailed or public disclosure of the date of the special meeting was made, whichever first occurs; and
(iii) in no event shall the adjournment or postponement of an annual meeting or such a special meeting in lieu of an annual meeting, or the public announcement of such an adjournment or postponement, commence a new time period (or extend any time period) for the giving of a Shareholders notice as described above.
(d) To be in proper written form, a record Shareholders notice to the Secretary must set forth the following information:
(i) as to each person whom the Shareholder of record proposes to nominate for election as a trustee (a Proposed Nominee) and any
Proposed Nominee Associated Person:
(A) the name, age, business address and residence address
of such Proposed Nominee and of any Proposed Nominee
Associated Person;
(B) the principal occupation or employment of such Proposed
Nominee;
(C)	(1) the class or series and number of all Shares
which are owned beneficially or of record, directly
or indirectly, by such Proposed Nominee and any
Proposed Nominee Associated Person, and the name and
address of the record holder(s) of such Shares (if
different than the beneficial owner(s)) as they
appear on the records of the Trust,
(2) the name of each nominee holder of Shares owned
beneficially but not of record by such Proposed
Nominee or any Proposed Nominee Associated Person,
and the number of such Shares held by each such
nominee holder,
(3) whether and the extent to which any derivative
instrument, swap, option, warrant, short interest,
hedge or profit interest or other transaction has
been entered into by or on behalf of such Proposed
Nominee, or any Proposed Nominee Associated Person,
with respect to Shares,
(4) whether and the extent to which any other
transaction, agreement, arrangement or understanding
(including any short position or any borrowing or
lending of Shares) has been made by or on behalf of
such Proposed Nominee, or any Proposed Nominee
Associated Person, the effect or intent of any of the
foregoing being to mitigate loss to, or to manage
risk or benefit of share price changes for, such
Proposed Nominee, or any Proposed Nominee Associated
Person, or to increase or decrease the voting power
or pecuniary or economic interest of such Proposed
Nominee, or any Proposed Nominee Associated Person,
with respect to the Shares;
(5) For so long as the Trust shall remain registered
as an investment company under the 1940 Act, a
representation as to whether such Proposed Nominee is
an interested person, as defined under Section
2(a)(19) of the 1940 Act and sufficient information
about the Proposed Nominee to permit counsel to the
Trust to confirm such representation, including
information with respect to each relationship set
forth in Section 2(a)(19) of the 1940 Act which may
cause such Proposed Nominee to be an interested
person of the Trust or a representation that no such
relationship exists;
(6) information to establish to the satisfaction of
the Board of Trustees that the Proposed Nominee
satisfies the trustee qualifications then in effect;
and
(D) any other information relating to such Proposed Nominee
or Proposed Nominee Associated Person that would be
required to be disclosed in a proxy statement or other
filings required to be made in connection with
solicitations of proxies for election of Trustees in an
election contest pursuant to Section 14 of the Exchange Act
(even if an election contest is not involved); and
(ii) as to the Shareholder of record giving the notice, and the beneficial owner, if any, on whose behalf the nomination is being made,
(A) the name and record address of such person and of any
Shareholder Associated Person;
(B)	(1) the class or series and number of all Shares
which are owned beneficially or of record by such person and any Shareholder Associated Person,
(2) the name of each nominee holder of Shares of the Trust owned beneficially but not of record by such person or any Shareholder Associated Person, and the number of Shares held by each such nominee holder,
(3) whether and the extent to which any derivative instrument, swap, option, warrant, short interest, hedge or profit interest or other transaction has been entered into by or on behalf of such person, or any Shareholder Associated Person, with respect to Shares of the Trust, and
(4) whether and the extent to which any other transaction, agreement, arrangement or understanding
(including any short position or any borrowing or lending of Shares) has been made by or on behalf of such person, or any Shareholder Associated Person, the effect or intent of any of the foregoing being to mitigate loss to, or to manage risk or benefit of share price changes for, such person, or any Shareholder Associated Person, or to increase or decrease the voting power or pecuniary or economic interest of such person, or any Shareholder
Associated Person, with respect to Shares;
(C) a description of all agreements, arrangements, or understandings (whether written or oral) between such person, or any Shareholder Associated Person, and any proposed nominee or any other person or persons (including their names) pursuant to which the nomination(s) are being made by such person, and any material interest of such person, or any Shareholder Associated Person, in such nomination, including any anticipated benefit therefrom to such person, or any Shareholder Associated Person;
(D) a representation that the Shareholder, or group of Shareholders, giving notice intends (1) to continue to hold the requisite Shares beneficially and at risk (within the meaning of Section 1.7(d)(ii)(B)(5)) through the date of the annual meeting and (2) to appear in person or by proxy at the annual meeting or special meeting in lieu of an annual meeting to nominate the persons named in its notice;
(E) any other information relating to such person that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies for election of Trustees in an election contest pursuant to Section 14 of the Exchange Act
(even if an election contest is not involved).
(iii) Such notice must be accompanied by a written consent of each Proposed Nominee to being named as a nominee and to serve as a trustee if elected.
(e) A Shareholder of record, or group of Shareholders of record, providing notice of any nomination proposed to be made at an annual meeting or special meeting in lieu of an annual meeting shall further update and supplement such notice, if necessary, so that:
(i) the information provided or required to be provided in such notice pursuant to this Section 1.8 shall be true and correct as of the record date for determining the Shareholders entitled to receive notice of the annual meeting or special meeting in lieu of an annual meeting, and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Trust not later than five (5) business days after the record date for determining the Shareholders entitled to receive notice of such annual meeting or special meeting in lieu of an annual meeting; and
(ii) any subsequent information reasonably requested by the Board of Trustees to determine that the Proposed Nominee has met the trustee qualifications then in effect is provided, and such update and supplement shall be delivered to or be mailed and received by the Secretary at the principal executive offices of the Trust not later than five (5) business days after the request by the Board of Trustees for subsequent information regarding trustee qualifications has been delivered to or mailed and received by such Shareholder of record, or group of Shareholders of record, providing notice of any nomination.
(f) No person shall be eligible for election as a trustee of the Trust unless nominated in accordance with the procedures set forth in this
Section 1.8. If the Chairman of the meeting determines that a nomination was not made in accordance with the foregoing procedures, the Chairman shall declare to the meeting that the nomination was defective and such defective nomination shall be disregarded.
(g) Notwithstanding any provision of this Section 1.8 to the contrary, a nomination of persons for election to the Board of Trustees may be submitted for inclusion in the Trusts proxy materials to the extent required by rules adopted by the SEC providing for such nominations and inclusion and interpretations thereof (proxy access rules), if any, and, if such nomination is submitted under the proxy access rules, such submission:
(i) in order to be timely, must be delivered to, or be mailed and received by, the Secretary at the principal executive offices of the Trust no later than 120 calendar days before the date that the Trust mailed (or otherwise disseminated) its proxy materials for the prior years annual meeting (or such other date as may be set forth in the proxy access rules for companies without advance notice bylaws);
(ii) in all other respects, must be made pursuant to, and in accordance with, the terms of the proxy access rules, as in effect at the time of the nomination, or any successor rules or regulations of the SEC then in effect; and
(iii) must provide the Trust with any other information required by this Section 1.8, by applicable binding law, the Declaration or a resolution of the Trustees for nominations not made under the proxy access rules, except to the extent that requiring such information to be furnished is prohibited by the proxy access rules. The provisions of this paragraph of this Section 1.8 do not provide Shareholders of the Trust with any rights, nor impose upon the Trust any obligations, other than the rights and obligations set forth in the proxy access rules.

       1.9 Adjournments. The Chairman of any meeting of the Shareholders may adjourn the meeting from time to time to reconvene at the same or some other place, and notice need not be given of any such adjourned meeting if the time and place, if any, thereof and the means of remote communications, if any, by which Shareholders and proxyholders may be deemed to be present in person and vote at such adjourned meeting are announced at the meeting at which the adjournment is taken. At the adjourned meeting, the Fund may transact any business which might have been transacted at the original meeting. If after the adjournment a new record date is fixed for the adjourned meeting, notice of the adjourned meeting in accordance with the requirements of Section 10.3 of the Declaration shall be given to each Shareholder of record entitled to vote at the meeting and each other Shareholder entitled to notice of the meeting.

ARTICLE II
TRUSTEES

       2.1 Annual and Regular Meetings. Meetings of the Trustees shall be held from time to time upon the call of the Chairman, if any, the President, the Secretary or any two Trustees. Regular meetings of the Trustees may be held without call or notice and shall generally be held quarterly. Neither the business to be transacted at, nor the purpose of, any meeting of the Board of Trustees need be stated in the notice or waiver of notice of such meeting, and no notice need be given of action proposed to be taken by unanimous written consent.

       2.2 Chairman; Records. The Chairman, if any, shall act as chairman at all meetings of the Trustees; in absence of a chairman, the Trustees present shall elect one of their number to act as temporary chairman. The results of all actions taken at a meeting of the Trustees, or by unanimous written consent of the Trustees, shall be recorded by the person appointed by the Board of Trustees as the meeting secretary.

ARTICLE III
OFFICERS

       3.1 Officers of the Trust. The officers of the Trust shall consist of a President, a Secretary, a Treasurer and such other officers or assistant officers as may be elected or authorized by the Trustees. Any two or more of the offices may be held by the same Person, except that the same person may not be both President and Secretary. No other officer of the Trust need be a Trustee.

       3.2 Election and Tenure. At the initial organization meeting, the Trustees shall elect the Chairman, if any, President, Secretary, Treasurer and such other officers as the Trustees shall deem necessary or appropriate in order to carry out the business of the Trust. Such officers shall serve at the pleasure of the Trustees or until their successors have been duly elected and qualified. The Trustees may fill any vacancy in office or add any additional officers at any time.

       3.3 Removal of Officers. Any officer may be removed at any time, with or without cause, by action of a majority of the Trustees. This provision shall not prevent the making of a contract of employment for a definite term with any officer and shall have no effect upon any cause of action which any officer may have as a result of removal in breach of a contract of employment. Any officer may resign at any time by notice in writing signed by such officer and delivered or mailed to the Chairman, if any, President, or Secretary, and such resignation shall take effect immediately upon receipt by the Chairman, if any, President, or Secretary, or at a later date according to the terms of such notice in writing.

       3.4 Bonds and Surety. Any officer may be required by the Trustees to be bonded for the faithful performance of such officers duties in such amount and with such sureties as the Trustees may determine.

       3.5 President and Vice Presidents. The President shall be the chief executive officer of the Trust and, subject to the control of the Trustees, shall have general supervision, direction and control of the business of the Trust and of its employees and shall exercise such general powers of management as are usually vested in the office of President of a corporation. Subject to direction of the Trustees, the President shall each have power in the name and on behalf of the Trust to execute any and all loans, documents, contracts, agreements, deeds, mortgages, registration statements, applications, requests, filings and other instruments in writing, and to employ and discharge employees and agents of the Trust. Unless otherwise directed by the Trustees, the President shall have full authority and power, on behalf of all of the Trustees, to attend and to act and to vote, on behalf of the Trust at any meetings of business organizations in which the Trust holds an interest, or to confer such powers upon any other persons, by executing any proxies duly authorizing such persons. The President shall have such further authorities and duties as the Trustees shall from time to time determine. In the absence or disability of the President, the Vice-Presidents in order of their rank as fixed by the Trustees or, if more than one and not ranked, the Vice-President designated by the Trustees, shall perform all of the duties of the President, and when so acting shall have all the powers of and be subject to all of the restrictions upon the President. Subject to the direction of the Trustees, and of the President, each Vice-President shall have the power in the name and on behalf of the Trust to execute any and all instruments in writing, and, in addition, shall have such other duties and powers as shall be designated from time to time by the Trustees or by the President.

       3.6 Secretary. The Secretary shall maintain the minutes of all meetings of, and record all votes of, Shareholders, Trustees and the Executive Committee, if any. The Secretary shall be custodian of the seal of the Trust, if any, and the Secretary (and any other person so authorized by the Trustees) shall affix the seal, or if permitted, facsimile thereof, to any instrument executed by the Trust which would be sealed by a Delaware business corporation executing the same or a similar instrument and shall attest the seal and the signature or signatures of the officer or officers executing such instrument on behalf of the Trust. The Secretary shall also perform any other duties commonly incident to such office in a Delaware business corporation, and shall have such other authorities and duties as the Trustees shall from time to time determine.

       3.7 Treasurer. Except as otherwise directed by the Trustees, the Treasurer shall have the general supervision of the monies, funds, securities, notes receivable and other valuable papers and documents of the Trust, and shall have and exercise under the supervision of the Trustees and of the President all powers and duties normally incident to the office. The Treasurer may endorse for deposit or collection all notes, checks and other instruments payable to the Trust or to its order. The Treasurer shall deposit all funds of the Trust in such depositories as the Trustees shall designate. The Treasurer shall be responsible for such disbursement of the funds of the Trust as may be ordered by the Trustees or the President. The Treasurer shall keep accurate account of the books of the Trusts transactions which shall be the property of the Trust, and which together with all other property of the Trust in the Treasurers possession, shall be subject at all times to the inspection and control of the Trustees. Unless the Trustees shall otherwise determine, the Treasurer shall be the principal accounting officer of the Trust and shall also be the principal financial officer of the Trust. The Treasurer shall have such other duties and authorities as the Trustees shall from time to time determine. Notwithstanding anything to the contrary herein contained, the Trustees may authorize any adviser, administrator, manager or transfer agent to maintain bank accounts and deposit and disburse funds of any series of the Trust on behalf of such series.

       3.8 Other Officers and Duties. The Trustees may elect such other officers and assistant officers as they shall from time to time determine to be necessary or desirable in order to conduct the business of the Trust. Assistant officers shall act generally in the absence of the officer whom they assist and shall assist that officer in the duties of the office. Each officer, employee and agent of the Trust shall have such other duties and authority as may be conferred upon such person by the Trustees or delegated to such person by the President.

ARTICLE IV
MISCELLANEOUS

       4.1 Depositories. In accordance with Section 7.1 of the Declaration, the funds of the Trust shall be deposited in such custodians as the Trustees shall designate and shall be drawn out on checks, drafts or other orders signed by such officer, officers, agent or agents (including the adviser, administrator or manager), as the Trustees may from time to time authorize.

       4.2 Signatures. All contracts and other instruments shall be executed on behalf of the Trust by its properly authorized officers, agent or agents, as provided in the Declaration or By-Laws or as the Trustees may from time to time by resolution provide.

       4.3 Seal. The Trust is not required to have any seal, and the adoption or use of a seal shall be purely ornamental and be of no legal effect. The seal, if any, of the Trust may be affixed to any instrument, and the seal and its attestation may be lithographed, engraved or otherwise printed on any document with the same force and effect as if it had been imprinted and affixed manually in the same manner and with the same force and effect as if done by a Delaware business corporation. The presence or absence of a seal shall have no effect on the validity, enforceability or binding nature of any document or instrument that is otherwise duly authorized, executed and delivered.

ARTICLE V
STOCK TRANSFERS

       5.1 Transfer Agents, Registrars and the Like. As provided in
Section 6.7 of the Declaration, the Trustees shall have authority to employ and compensate such transfer agents and registrars with respect to the Shares of the Trust as the Trustees shall deem necessary or desirable. In addition, the Trustees shall have power to employ and compensate such dividend disbursing agents, warrant agents and agents for the reinvestment of dividends as they shall deem necessary or desirable. Any of such agents shall have such power and authority as is delegated to any of them by the Trustees.

       5.2 Transfer of Shares. The Shares of the Trust shall be transferable on the books of the Trust only upon delivery to the Trustees or a transfer agent of the Trust of proper documentation as provided in Section 6.8 of the Declaration. The Trust, or its transfer agents, shall be authorized to refuse any transfer unless and until presentation of such evidence as may be reasonably required to show that the requested transfer is proper.

       5.3 Registered Shareholders. The Trust may deem and treat the holder of record of any Shares as the absolute owner thereof for all purposes and shall not be required to take any notice of any right or claim of right of any other person.

ARTICLE VI
AMENDMENT OF BY-LAWS

       6.1 Amendment and Repeal of By-Laws. In accordance with Section 3.9 of the Declaration, the Trustees shall have the exclusive power to amend or repeal the By-Laws or adopt new By-Laws at any time. Action by the Trustees with respect to the By-Laws shall be taken by an affirmative vote of a majority of the Trustees. The Trustees shall in no event adopt By-Laws which are in conflict with the Declaration, and any apparent inconsistency shall be construed in favor of the related provisions in the Declaration.
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